Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs of goods sold [Line items]
Share-based payment (see note 15)	€ 346,000
Employee benefits expense [Member]
Costs of goods sold [Line items]
Salaries	8,373	€ 4,577	€ 3,625
Social charges	793	562	518
Other shortterm employee benefits	297	104	153
Defined contribution plan	335	249	258
Holiday pay	390	273	99
Share-based payment (see note 15)	1,270	2,548	346
Other	246	138	127
Total employee benefits	€ 11,704	€ 8,451	€ 5,126